Disposal Group Held for Sale and Discontinued Operations - Schedule of Carrying Amounts of Assets and Liabilities Included in Disposal Group (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 21,837
Current assets held for sale		74,987
Non-current assets held for sale	41,465	343,027
Current liabilities held for sale		34,287
Non-current liabilities held for sale		104,164
SouthGobi Resources Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		21,837
Accounts receivable		2,397
Due from related parties	52	20
Inventories		39,227
Prepaid expenses		11,506
Current assets held for sale		74,987
Long-term investments (including significantly influenced investees)	41,465	29,867
Property, plant and equipment		310,366
Other assets		2,794
Non-current assets held for sale	41,465	343,027
Accounts payable and accrued liabilities		29,593
Payable to related parties		1,396
Deferred revenue		997
Interest payable		2,301
Current liabilities held for sale		34,287
Convertible credit facility		97,096
Deferred income taxes		4,547
Asset retirement obligations		2,521
Non-current liabilities held for sale		$ 104,164